Deposits (Summary Of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Deposits [Line Items]
Checking, Amount	$ 551,632	$ 482,428
Savings, Amount	253,184	234,285
Money market, Amount	1,066,065	942,428
Total non-certificates, Amount	1,870,881	1,659,141
Checking, Weighted Average Rate	0.08%	0.13%
Savings, Weighted Average Rate	0.41%	0.54%
Money market, Weighted Average Rate	0.35%	0.65%
Total non-certificates, Weighted Average Rate	0.28%	0.48%
Checking, % of Total	12.30%	11.00%
Savings, % of Total	5.60%	5.30%
Money market, % of Total	23.70%	21.50%
Total non-certificates, % of Total	41.60%	37.80%
Certificates of deposit, Amount	2,624,292	2,727,169
Certificates of deposit, Weighted Average Rate	1.87%	2.29%
Certificates of deposit, % of Total	58.40%	62.20%
Deposits, Total	4,495,173	4,386,310
Deposits, Weighted Average Rate	1.21%	1.61%
Deposits, % of Total	100.00%	100.00%
Certificates Of Deposit: 0.00 - 0.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	339,803	193,959
Certificates of deposit, Weighted Average Rate	0.50%	0.53%
Certificates of deposit, % of Total	7.60%	4.40%
Certificates Of Deposit: 1.00 - 1.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	1,106,957	1,013,538
Certificates of deposit, Weighted Average Rate	1.27%	1.44%
Certificates of deposit, % of Total	24.60%	23.10%
Certificates Of Deposit: 2.00 - 2.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	775,235	777,687
Certificates of deposit, Weighted Average Rate	2.49%	2.53%
Certificates of deposit, % of Total	17.20%	17.70%
Certificates Of Deposit: 3.00 - 3.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	371,682	576,595
Certificates of deposit, Weighted Average Rate	3.42%	3.50%
Certificates of deposit, % of Total	8.30%	13.20%
Certificates Of Deposit: 4.00 - 4.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	30,615	164,763
Certificates of deposit, Weighted Average Rate	4.40%	4.32%
Certificates of deposit, % of Total	0.70%	3.80%
Certificates Of Deposit: 5.00 - 5.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount		$ 627
Certificates of deposit, Weighted Average Rate		5.29%
Certificates of deposit, % of Total